Accounting policies - Assets held for sale (Details) € in Millions	12 Months Ended
Dec. 31, 2020 EUR (€)
Disclosure of fair value measurement of assets [line items]
Maximum percentage of appraisal company's total billings to Group	15.00%
Fair value less costs to sell of non-current assets held for sale exceeding carrying amount	€ 560
Spain
Disclosure of fair value measurement of assets [line items]
Percentage of entity's total non-current assets held for sale	89.00%